Fair Value - Reconciliation of the Convertible Preferred Stock Warrant Liabilities Measured at Fair Value, Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2012
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 646	[1]	$ 2,909	[1]	$ 1,632	[1]
Issuance of convertible preferred stock warrants			570	[1]	1,377	[1]
Change in fair value	3,300	[1]	(2,833)	[1]	(100)	[1]
Reclassification to additional paid-in capital upon closing of IPO	(3,946)	[1]
Ending balance			646	[1]	2,909	[1]
Convertible Preferred Stock Purchase Right [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance					3,707	[2]
Expiration of convertible preferred stock purchase right					$ (3,707)	[2]	$ 3,700

[1]	Changes in the fair value of the convertible preferred stock warrant liability were recognized in change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations.
[2]	The change in the fair value of the convertible preferred stock purchase right was recognized in change in fair value of convertible preferred stock purchase right in the accompanying statements of operations.